Note 5 - Transactions with Related Parties (Details)	0 Months Ended	3 Months Ended		12 Months Ended						3 Months Ended	6 Months Ended	0 Months Ended		3 Months Ended	15 Months Ended	3 Months Ended	15 Months Ended	3 Months Ended	15 Months Ended				3 Months Ended	12 Months Ended		3 Months Ended		6 Months Ended	12 Months Ended										0 Months Ended	1 Months Ended		12 Months Ended			15 Months Ended				12 Months Ended	1 Months Ended	24 Months Ended	1 Months Ended	3 Months Ended		96 Months Ended			1 Months Ended					3 Months Ended		12 Months Ended			3 Months Ended		12 Months Ended			3 Months Ended
	Oct. 15, 2011 USD ($)	Mar. 31, 2014 USD ($)	Mar. 31, 2013 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Mar. 19, 2014 USD ($)	Dec. 31, 2012 EUR (€)	Jun. 24, 2011 USD ($)	Oct. 16, 2013 Per Day Per Vessel [Member] Central Mare [Member] USD ($)	Jun. 30, 2013 Per Day Per Vessel [Member] Central Mare [Member] USD ($)	Oct. 16, 2013 Per Month [Member] Central Mare [Member] USD ($)	Oct. 16, 2013 Freight, Hire, and Demurrage Revenues [Member] Central Mare [Member]	Mar. 31, 2014 Freight, Hire, and Demurrage Revenues [Member] Central Shipping Monaco SAM [Member]	Mar. 31, 2014 Commissions on Sale of Vessels [Member] Central Mare [Member]	Mar. 31, 2014 Commissions on Sale of Vessels [Member] Central Shipping Monaco SAM [Member]	Mar. 31, 2014 Derivative Agreements and Loan Financing [Member] Central Mare [Member]	Mar. 31, 2014 Derivative Agreements and Loan Financing [Member] Central Shipping Monaco SAM [Member]	Mar. 31, 2014 Successive One Year Terms [Member] Central Mare [Member] Chief Executive Officer [Member]	Mar. 31, 2014 Successive One Year Terms [Member] Central Mare [Member] Executive Vice President [Member]	Mar. 31, 2014 Successive One Year Terms [Member] Central Mare [Member] Chief Financial Officer [Member]	Mar. 31, 2014 Successive One Year Terms [Member] Central Mare [Member] Chief Technical Officer [Member]	Mar. 31, 2014 Commercial [Member] Central Shipping Monaco SAM [Member] USD ($)	Dec. 31, 2013 Central Mare [Member] Claims Handling Per Person Per Day [Member] USD ($)	Dec. 31, 2013 Central Mare [Member] Claims Handling Per Person Per Day [Member] EUR (€)	Dec. 31, 2013 Central Mare [Member] Time Charter Contracts [Member] USD ($)	Oct. 16, 2013 Central Mare [Member] Time Charter Contracts [Member] USD ($)	Jun. 30, 2013 Central Mare [Member] Time Charter Contracts [Member] USD ($)	Dec. 31, 2013 Central Mare [Member] Existing Revenues [Member]	Dec. 31, 2013 Central Mare [Member] New Revenues [Member]	Dec. 31, 2013 Central Mare [Member] Derivative Agreements and Loan Financing [Member]	Dec. 31, 2013 Central Mare [Member] Supervision Fee [Member] USD ($)	Dec. 31, 2013 Central Mare [Member] Supervision Fee [Member] EUR (€)	Aug. 31, 2011 Central Mare [Member] Successive One Year Terms [Member]	Dec. 31, 2013 Central Mare [Member] Executive Officers and Other Personnel Expenses [Member] USD ($)	Dec. 31, 2013 Central Mare [Member] Management Fee [Member] USD ($)	Dec. 31, 2013 Central Mare [Member] Management Agreement Termination [Member] USD ($)	Dec. 31, 2013 Central Mare [Member] Charter Commission [Member] USD ($)	Oct. 16, 2013 Central Mare [Member] USD ($)	Sep. 30, 2013 Central Mare [Member]	Sep. 30, 2010 Central Mare [Member]	Dec. 31, 2013 Central Mare [Member] USD ($)	Dec. 31, 2012 Central Mare [Member] USD ($)	Dec. 31, 2011 Central Mare [Member] USD ($)	Mar. 31, 2014 Central Mare [Member] USD ($)	Mar. 31, 2014 Central Mare [Member] EUR (€)	Jul. 16, 2011 Central Mare [Member] USD ($)	Jul. 16, 2011 Central Mare [Member] EUR (€)	Dec. 31, 2013 Central Mare [Member] Adjusted Upward Per Annum [Member]	Sep. 30, 2010 Central Mare [Member] Successive One Year Terms [Member]	Aug. 31, 2012 Central Mare [Member] Successive One Year Terms [Member]	Sep. 21, 2011 Central Shipping Monaco SAM [Member]	Mar. 31, 2014 Central Shipping Monaco SAM [Member] USD ($)	Mar. 31, 2014 CMS [Member] USD ($)	Dec. 31, 2013 Pyramis Techical Co. S.A. [Member] Contracted Costs [Member] USD ($)	Dec. 31, 2013 Pyramis Techical Co. S.A. [Member] Contracted Costs [Member] EUR (€)	Dec. 31, 2013 Pyramis Techical Co. S.A. [Member] USD ($)	Aug. 24, 2011 Sovereign Holdings Inc. [Member] Sovereign Equity Line Transaction [Member] USD ($)	Oct. 19, 2011 Sovereign Holdings Inc. [Member] USD ($)	Sep. 30, 2011 Sovereign Holdings Inc. [Member] USD ($)	Aug. 24, 2011 Sovereign Holdings Inc. [Member]	Aug. 24, 2011 Sovereign Holdings Inc. [Member] Monthly Multiples [Member] Sovereign Equity Line Transaction [Member] USD ($)	Mar. 31, 2014 Executive Officers and Other Personnel Expenses [Member] USD ($)	Mar. 31, 2013 Executive Officers and Other Personnel Expenses [Member] USD ($)	Dec. 31, 2013 Executive Officers and Other Personnel Expenses [Member] USD ($)	Dec. 31, 2012 Executive Officers and Other Personnel Expenses [Member] USD ($)	Dec. 31, 2011 Executive Officers and Other Personnel Expenses [Member] USD ($)	Mar. 31, 2014 Management Fee [Member] USD ($)	Mar. 31, 2013 Management Fee [Member] USD ($)	Dec. 31, 2013 Management Fee [Member] USD ($)	Dec. 31, 2012 Management Fee [Member] USD ($)	Dec. 31, 2011 Management Fee [Member] USD ($)	Mar. 31, 2014 Chief Executive Officer [Member]	Dec. 18, 2013 Chief Executive Officer [Member] USD ($)	Mar. 31, 2014 Central Mare [Member] USD ($)	Mar. 31, 2014 Central Mare [Member] EUR (€)	Mar. 31, 2014 Shipping Financial Services Inc [Member] USD ($)
Note 5 - Transactions with Related Parties (Details) [Line Items]
Management Fees Related Parties		$ 33,000	$ 158,000	$ 1,351,000	$ 2,345,000	$ 5,730,000				$ 258	$ 250																					$ 603,000	€ 437,000									$ 1,351,000	$ 2,345,000	$ 5,575,000
Management Fees Third Parties						439,000						15,000
Related Party Chartering Commission Percentage													1.25%	1.25%			0.20%	0.20%											1.25%
Related Party Sale Or Purchase Commission Percentage															1.00%	1.00%														1.00%
New building Supervision Fee Related Parties																																													603,000	437,000
Stock Issued During Period, Shares, Share-based Compensation, Gross (in Shares)																																									7,142																																7,142
Related Party Transaction Term																			1 year	1 year	1 year	1 year												1 year							1 year	5 years								1 year	1 year		5 years
Due from Related Parties, Current		218,000																																											235,000
Debt Instrument, Face Amount																																																																											2,476,000	1,800,000	481,000
Management Fees Per Vessel Per Day																							300				258	250																									550
Superintendent Visits Per Day																																																					500
Supervision Services Fee Percentage																																																					7.00%
Due to Related Parties, Current				807,000	2,150,000																														722,000	37,000	46,000	1,000				807,000	2,150,000											17
Related Party Transaction, Amounts of Transaction		63,000	465,000	3,521,000	4,998,000	13,901,000																																																	4,937,000	3,741,000							30,000	240,000	1,760,000	2,349,000	5,405,000	33,000	158,000	505,000	2,345,000	5,575,000
Property, Plant and Equipment, Other, Net		1,432,000		1,467,000	1,851,000																																																				493,000
Mangement Fees Per Month																										15,000
Relate Party Financing Commission Percentage																															0.20%
Claims Management Fee Related Parties																								226	164
Related Party Annual Fees Increase Percentage																																																	3.00%
Termination Fee Discount Rate																																								30.00%
Lease Termination Expenses	5,750,000																																						846,000
Stock Issued During Period, Value, Other																																																										10,000,000	5,000,000	2,000,000		500,000
Share Price (in Dollars per share)							$ 8.404		$ 0.01																																																	$ 3.15	$ 3.15	$ 5.4551														$ 11.20
Share Price as a Percentage of Weighted Average Price Of Common Stock																																																										35.00%
Related Party Lock-Up Agreement Term																																																													12 months
Lease Agreement Term																																																				1 year
Long-term Debt, Gross					$ 461,000			€ 350,000																																							$ 2,372,000	€ 1,800,000